PROPERTY AND EQUIPMENT, NET (Details)		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost		¥ 1,043,356,000		¥ 956,721,000		$ 160,360,000
Less: accumulated depreciation		(587,032,000)		(568,781,000)		(90,225,000)
Less: impairment		(402,998,000)		(387,940,000)		(61,939,000)
Property and equipment, net		53,326,000		0		8,196,000
Depreciation expenses		9,145,000	$ 1,405,000	155,225,000	¥ 153,313,000
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expenses		8,090,000	1,243,000	130,724,000	131,102,000
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses		4,000	1,000	138,000	49,000
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses		1,050,000	161,000	11,799,000	9,191,000
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses		1,000	$ 0	12,564,000	¥ 12,971,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost		13,100,000		13,100,000		2,013,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	[1]	928,293,000		856,150,000		142,676,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent		6,150,000				945,000
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost		10,612,000		33,971,000		1,631,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost		18,769,000		19,277,000		2,885,000
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost		10,157,000		10,215,000		1,561,000
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	[1]	58,150,000		19,446,000		8,937,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent		39,927,000				6,137,000
Freehold land
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost		¥ 4,275,000		¥ 4,562,000		$ 657,000

[1]	The balances as of December 31, 2017 includes completed buildings of RMB39,927,000 (US$6,137,000) and computer equipment of RMB6,150,000 (US$945,000) transferred from assets held for sale (Note 10).